Intangible Assets, Net (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Original amounts		$ 18,973	$ 16,107
Accumulated amortization		(8,547)	(5,843)
Intangible assets, net		10,426	10,264
Customer contracts and relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts		4,978	5,065
Accumulated amortization		(3,014)	(2,479)
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	[1]	12,458	9,486
Accumulated amortization		(4,887)	(2,866)
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts		1,537	1,556
Accumulated amortization		$ (646)	$ (498)

[1]	Includes $5,056 and $1,929 capitalized technology as of December 31, 2016 and 2015, respectively. Capitalized technology includes $2,143 and $1,755 for which amortization has not yet begun as of December 31, 2016 and 2015, respectively.